LEASES (Tables)	6 Months Ended
Sep. 30, 2019
Leases [Abstract]
Schedule of Operating Lease Expense [Table Text Block]
Operating Leases:
September 30, 2019
Operating lease right-of-use asset - current portion	$78,306
Operating lease right-of-use asset - non-current portion	6,526

Total Operating lease right-of-use asset	$84,832

Operating lease liability - current portion	$90,253
Operating lease liability - non-current portion	7,843

Total Operating lease liability	$98,096

Weighted average remaining lease term (in years):
Operating leases	1.08

Weighted average discount rate:
Operating leases	7.50%

Schedule of Supplemental Cash Flow Information Related to Leases [Table Text Block]

Six months Ended September 30, 2019
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating lease	$46,509

Schedule of Maturities of Undiscounted Lease Liabilities [Table Text Block]
Operating Leases
Year ending March 31, 2020 (remainder)	$47,207
Year ending March 31, 2021	55,238
Total lease payments	102,445
Less: Imputed interest	(4,349)
Total lease obligations	98,096